UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Validea Market Legends ETF
Schedule of Investments
February 29, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.5%
	Accommodation and Food Services - 1.0%
3,338	Darden Restaurants, Inc.	$213,231

	Administrative and Support - 2.0%
8,660	TrueBlue, Inc. (a)	198,747
8,899	West Corporation	198,270
		397,017
	Agriculture, Forestry, Fishing and Hunting - 0.8%
3,143	Cal-Maine Foods, Inc.	167,773

	Construction - 2.8%
44,914	Helix Energy Solutions Group, Inc. (a)	175,165
8,488	Quanta Services, Inc. (a)	172,222
16,679	Tutor Perini Corporation (a)	222,831
		570,218
	Educational Services - 1.1%
4,343	TAL Education Group - ADR (a)	224,750

	Finance and Insurance - 15.0%
7,155	Altisource Portfolio Solutions SA (a)	191,468
5,872	AmTrust Financial Services, Inc.	143,570
4,295	Banco Macro SA - ADR (a)	288,624
11,172	Bofi Holding, Inc. (a)	207,017
1,079	Credit Acceptance Corporation (a)	212,639
4,664	Eagle Bancorp, Inc. (a)	213,798
5,142	Home BancShares, Inc.	203,212
3,928	LendingTree, Inc. (a)	347,117
12,197	Maiden Holdings, Ltd.	145,998
8,687	National Bank Holdings Corporation	168,007
9,103	Noah Holdings, Ltd. - ADR (a)	215,741
10,983	Old Republic International Corporation	195,497
2,429	Verisk Analytics, Inc. (a)	176,928
6,760	Waddell & Reed Financial, Inc.	158,319
6,354	Western Alliance Bancorp (a)	188,841
		3,056,776
	Financials - 1.0%
10,509	Heritage Insurance Holdings, Inc.	205,136

	Information - 7.8%
5,221	Argan, Inc.	168,482
2,815	ePlus, Inc. (a)	211,378
12,599	Gannett Company, Inc.	192,261
4,245	LogMeIn, Inc. (a)	216,070
10,935	MSG Networks, Inc. (a)	179,553
1,372	NetEase, Inc. - ADR	184,685
26,416	TiVo, Inc. (a)	221,630
2,131	Walt Disney Company	203,553
		1,577,612
	Manufacturing - 30.2%
3,795	ABIOMED, Inc. (a)	303,638
1,735	Apple, Inc.	167,757
4,941	Astronics Corporation (a)	157,173
11,529	AVG Technologies N.V. (a)	220,665
9,047	Benchmark Electronics, Inc. (a)	195,868
6,471	Cooper Tire & Rubber Company	254,310
1,695	Cummins, Inc.	165,381
3,924	Dril-Quip, Inc. (a)	212,877

3,542	Edwards Lifesciences Corporation (a)	308,154
7,090	FARO Technologies, Inc. (a)	227,235
5,526	Fossil Group, Inc. (a)	259,225
4,654	HollyFrontier Corporation	157,398
2,535	ICU Medical, Inc. (a)	232,967
2,897	John B Sanfilippo & Son, Inc.	201,631
9,039	Movado Group, Inc.	264,029
6,534	Mueller Industries, Inc.	171,322
2,550	Oxford Industries, Inc.	185,207
2,824	Sanderson Farms, Inc.	257,718
10,203	Sanmina Corporation (a)	210,182
768	Sherwin-Williams Company	207,744
6,392	Silicon Motion Technology Corporation - ADR	215,346
2,134	Tesoro Corporation	172,171
4,120	Thor Industries, Inc.	228,166
2,188	USANA Health Sciences, Inc. (a)	246,631
2,440	Valero Energy Corporation	146,595
17,392	Vanda Pharmaceuticals, Inc. (a)	136,527
4,825	Western Digital Corporation	210,032
11,142	Winnebago Industries, Inc.	208,690
10,420	Zumiez, Inc. (a)	215,277
		6,139,916
	Mining, Quarrying, Oil and Gas Extraction - 3.1%
71,212	EP Energy Corporation (a)	122,485
16,340	Forum Energy Technologies, Inc. (a)	192,158
5,096	Oceaneering International, Inc.	140,752
17,132	Superior Energy Services, Inc.	176,117
		631,512
	Professional, Scientific, and Technical Services - 9.5%
4,190	Cognizant Technology Solutions Corporation (a)	238,746
7,205	Enanta Pharmaceuticals, Inc. (a)	204,550
1,119	FactSet Research Systems, Inc.	168,398
6,241	Globant SA (a)	192,535
3,785	Insperity, Inc.	179,750
5,534	Korn Ferry International	157,276
3,538	MAXIMUS, Inc.	173,964
8,582	SXP FLOW, Inc. (a)	160,741
5,078	Syntel, Inc. (a)	232,166
19,489	Wipro, Ltd. - ADR	217,887
		1,926,013
	Real Estate, Rental and Leasing - 1.5%
1,522	Jones Lang LaSalle, Inc.	155,350
6,848	Marcus & Millichap, Inc. (a)	152,642
		307,992
	Retail Trade - 12.0%
3,975	AutoNation, Inc. (a)	204,593
9,956	Express, Inc. (a)	171,542
10,769	Finish Line, Inc.	196,211
2,861	Foot Locker, Inc.	178,813
3,176	Genesco, Inc. (a)	209,552
3,054	Lowe's Cos, Inc.	206,237
10,228	Marinemax, Inc. (a)	181,445
4,959	Ross Stores, Inc.	272,646
3,532	TJX Companies, Inc.	261,721
5,797	United Natural Foods, Inc. (a)	178,895
7,729	Urban Outfitters, Inc. (a)	204,741
6,046	Vitamin Shoppe, Inc. (a)	166,809
		2,433,205

		Transportation and Warehousing - 1.1%
5,436		Hawaiian Holdings, Inc. (a)	233,857

		Utilities - 0.9%
7,801		Korea Electric Power Corporation - ADR (a)	183,636

		Wholesale Trade - 5.7%
5,483		Avnet, Inc.	225,625
3,027		Reliance Steel & Aluminum Company	184,314
3,690		Tech Data Corporation (a)	259,813
5,101		Universal Corporation	277,903
22,207		Xerox Corporation	213,409
			1,161,064
		TOTAL COMMON STOCKS (Cost $19,493,536)	19,429,708

		REAL ESTATE INVESTMENT TRUSTS - 2.9%
7,393		Brixmor Property Group, Inc.	173,218
12,468		Mack-Cali Realty Corporation	248,113
11,598		Paramount Group, Inc.	175,362
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $615,812)	596,693

		RIGHTS -0.0%
3,881		Safeway Casa Ley (a)	–
3,881		Safeway PDC, LLC (a)	–
		TOTAL RIGHTS (Cost $0)	–

		SHORT-TERM INVESTMENTS - 0.5%
100,552		Fidelity Institutional Money Market Funds-Class I, 0.35%*	100,552
		TOTAL SHORT-TERM INVESTMENTS (Cost $100,552)	100,552

		Total Investments (Cost $20,209,900) - 98.9%	20,126,953
		Other Assets in Excess of Liabilities - 1.1%	219,346
		NET ASSETS - 100.0%	$20,346,299

		Percentages are stated as a percent of net assets.

	*	Rate shown is the annualized seven-day yield as of February 29, 2016.
	(a)	Non-income producing security.
	ADR	American Depository Receipt

			The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows+:

		Cost of Investments	$20,266,461
		Gross unrealized appreciation	1,248,471.98
		Gross unrealized depreciation	(1,387,979.98)
		Net unrealized appreciation	$(139,508)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.

For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at February 29, 2016 (unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,429,708	$-	$-	$19,429,708
Real Estate Investment Trusts	596,693	-	-	596,693
Rights	-	-		-
Short-term Investments	100,552	-	-	100,552
Total Investments in Securities	$20,126,953	$-	$-	$20,126,953

^See Schedule of investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended February 29, 2016, the fund did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date  04/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date  04/28/2016

By (Signature and Title)*  /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date  04/27/2016

* Print the name and title of each signing officer under his or her signature.